SHARE-BASED COMPENSATION - Share options (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Jun. 30, 2022 $ / shares
Number of Share Options
Outstanding at the beginning	738,037		646,195	646,195		638,729
Granted	151,666			197,291		9,166
Forfeited	(55,013)			(104,166)		(1,700)
Expired				(1,283)
Outstanding at the end	834,691			738,037		646,195	638,729
Vested and exercisable at the end	629,886	629,886		642,238	642,238
Weighted Average Exercise Price Per Share
Outstanding at the beginning (in dollars per share) | (per share)	$ 8.40	$ 8.40	$ 7.80	$ 7.80		$ 7.80
Granted (in dollars per share) | (per share)		7.20		12.00		11.40
Forfeited (in dollars per share) | (per share)		18.59		14.40		16.80
Expired (in dollars per share) | $ / shares				18.00
Outstanding at the end (in dollars per share) | (per share)		$ 7.64		8.40	$ 8.40	$ 7.80	$ 7.80
Vested and exercisable at the end (in dollars per share) | (per share)				$ 7.80	$ 7.80			$ 7.25
Weighted Average Remaining Contractual Term (years) and Aggregate Intrinsic Value
Outstanding at the beginning (in years)	5 years 8 months 12 days			5 years 1 month 6 days		4 years 9 months 18 days	5 years 8 months 12 days
Outstanding at the end (in years)	5 years 8 months 12 days			5 years 1 month 6 days		4 years 9 months 18 days	5 years 8 months 12 days
Vested and exercisable at the end (in years)	4 years 6 months			4 years 4 months 24 days
Outstanding at the beginning (in dollars) | $	$ 2,231,293		$ 1,155,145	$ 1,155,145		$ 2,855,797
Outstanding at the end (in dollars) | $	471,532			2,231,293		1,155,145	$ 2,855,797
Vested and exercisable at the end (in dollars) | $	597,539	$ 597,539		2,220,043	$ 2,220,043
Grant date fair value of share options granted | $	$ 964,305		$ 328,148	$ 1,225,433		$ 78,347
Number of options exercised	0		0	0		0